NET REVENUE (Tables)	12 Months Ended
Nov. 30, 2021
NET REVENUE
Schedule of net revenue disaggregated by revenue stream and timing of revenue recognition

Net revenue is disaggregated by revenue stream and timing of revenue recognition.

	2021	2020
	$	$
Toll processing and co-packing	4,658	27,281
Product sales	71,422	54,674
Analytical testing	1,600	1,684
Other revenue	495	139
	78,175	83,778

Products transferred at a point in time	73,517	56,497
Products/services transferred over time	4,658	27,281
	78,175	83,778